Subsequent Events	3 Months Ended
Mar. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

Note 14 – Subsequent Events

As of July 1, 2022, the outstanding loan from Rennova to the Company totaled $803,415.70. The Company signed a promissory note, dated July 1, 2022, in favor of Rennova that provided that the Company will pay Rennova $883,757.27 on December 31, 2022. That amount represented a 10% original issue discount above the loan amount outstanding on July 1, 2022.